ACQUISITIONS - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2017	Oct. 01, 2017	Jan. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Sep. 30, 2016	Dec. 31, 2015	Apr. 01, 2015
Business Combinations
Goodwill	$ 15,593		$ 15,794	$ 15,794			$ 18,553
Salix
Business Combinations
Cash and cash equivalents								$ 114
Inventories								232
Other assets								1,410
Property, plant and equipment								24
Identifiable intangible assets, excluding acquired IPR&D								6,756
Current liabilities								(1,939)
Contingent consideration								(334)
Long-term debt								(3,123)
Deferred income taxes, net of deferred tax assets								(3,428)
Other non-current liabilities								(43)
Total identifiable net assets		$ 10,660			$ 10,319	$ 10,409		4,852
Goodwill		$ 5,127			$ 5,128	$ 5,128		8,280
Total fair value of consideration transferred								13,132
Salix | Xifaxan IBS-D
Business Combinations
Acquired IPR&D								4,790
Salix | Other
Business Combinations
Acquired IPR&D								$ 393